           As filed with the Securities and Exchange Commission on April 7, 2005
                                                 Securities Act File No. 2-51739
                                        Investment Company Act File No. 811-2514

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933     [X]

                         Pre-Effective Amendment No.                   [ ]

                       Post-Effective Amendment No. 66                 [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940 [X]

                              Amendment No. 51                         [X]
                        (Check appropriate box or boxes)

                               ING VARIABLE FUNDS
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

        G.Stephen Wastek, Esq.                                With copies to:
         ING Investments, LLC                             Philip H. Newman, Esq.
     7337 E. Doubletree Ranch Road                         Goodwin Procter, LLP
          Scottsdale, AZ 85258                                Exchange Place
(Name and Address of Agent for Service)                      53 State Street
                                                             Boston, MA 02109
                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to     [X] on April 29, 2005 pursuant to
    paragraph (b)                               paragraph (b)

[ ] 60 days after filing pursuant to        [ ] on (date) pursuant to paragraph
    paragraph (a)(1)                            (a)(1)

[ ] 75 days after filing pursuant to        [ ] on (date) pursuant to paragraph
    paragraph (a)(2)                            (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 66 ("Amendment") to the Registration Statement on Form N-1A for ING Variable Funds is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 65 from April 11, 2005 to April 29, 2005. This Amendment incorporates by reference the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 65, which was filed with the Securities and Exchange Commission on February 11, 2005.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 66 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 7th day of April, 2005.

                                                       ING Variable Funds

                                                       By: /s/ Theresa K. Kelety
                                                           ---------------------
                                                           Theresa K. Kelety
                                                           Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                             TITLE                                 DATE
-----------------------------       -----------------------------------         -------------
-----------------------------       President and Director                      April 7, 2005
J. Scott Fox*                       (Principal Executive Officer)

-----------------------------       President, Chief Executive                  April 7, 2005
James M. Hennessy*                  Officer and Chief Operating Officer

/s/ Todd Modic                      Senior Vice President and                   April 7, 2005
-----------------------------       Principal Financial Officer
Todd Modic

-----------------------------                Director                           April 7, 2005
Albert E. DePrince Jr.*

-----------------------------                Director                           April 7, 2005
Maria T. Fighetti*

-----------------------------                Director                           April 7, 2005
Sidney Koch*

-----------------------------                Director                           April 7, 2005
Corine T. Norgaard*

-----------------------------                Director                           April 7, 2005
Thomas J. McInerney*

-----------------------------                Director                           April 7, 2005
Joseph E. Obermeyer*

-----------------------------                Director                           April 7, 2005
Edward O'Dell*

*By:
     /s/ Theresa K. Kelety
     ---------------------
     Theresa K. Kelety
     Attorney-in-Fact**

** Powers of attorney for J. Scott Fox, James M. Hennessy and each Director were previously filed as attachments to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 20, 2004, and are incorporated herein by reference.